Right-of-Use Assets and Operating Lease Liabilities	12 Months Ended
Nov. 30, 2024
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES
7.	RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

The principal place of business is situated at Unit 2803, Level 28, Admiralty Centre, Tower 1, 18 Harcourt Road, Admiralty, Hong Kong, where the Company sub-lease two office rooms from this space for exclusive use, consisting of approximately 283 square feet and 180 square feet of office space, respectively. The company also has access to shared areas under the sub-lease consisting of a common area, VIP room and reception that consists of approximately 384 square feet, 617 square feet and 945 square feet of office space, respectively. The Company sub-leased this portion of space under one lease which began on February 14, 2023 and terminated on March 31, 2025. Prior to the current lease, the Company’s principal executive office was located at 6/F, Wing On Cheong Building, 5 Wing Lok Street, Sheung Wan, Hong Kong, where the Company leased all of the sixth floor of the building, consisting of approximately 1,530 square feet of office space, respectively. The previous lease had a two-year term ending on June 30, 2023, however the Company terminated the lease early on February 13, 2023 with no penalty charged by the landlord. As of November 30, 2024, the Group subsisted of the following non-cancellable lease contracts.

Description of lease	Lease term
Office at Units 2803, 28th Floor of Admiralty Center Tower 1, No 18 Harcourt Road, Hong Kong	From February 14, 2023 through March 31, 2025

(a) Amounts recognized in the consolidated balance sheet:

	As of November 30,
	2023	2024	2024
	HK$	HK$	US$
Right-of-use assets	1,181,941	353,218	45,398

Operating lease liabilities
Current	863,508	293,792	37,760
Non-current	293,792	—	—
	1,157,300	293,792	37,760

(b) A summary of lease cost recognized in the Group’s consolidated statements of income and supplemental cash flow information related to operating leases is as follows:

	For the Years Ended November 30,
	2022	2023	2024
	HK$	HK$	HK$	US$
Amortization charge of right-of-use assets	480,138	727,315	828,723	106,513
Interest of lease liabilities	14,362	35,832	23,531	3,024
Cash paid for operating leases	516,001	757,329	887,040	114,008
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	—	1,750,851	—	—
Termination of operating lease right-of-use assets and operating lease liabilities	—	128,418	—	—

(c) The following table shows the remaining contractual maturities of the Group’s operating lease liabilities as of November 30, 2024:

	Twelve months ended November 30,
	HK$	US$
2025	295,680	38,003
Total future lease payments	295,680	38,003
Less: imputed interest	(1,888)	(243)
Present value of lease obligation	293,792	37,760

The weighted-average remaining lease terms were 1.3 and 0.3 years as of November 30, 2023 and 2024, respectively. The incremental borrowing rate used to determine the operating lease liability as of November 30, 2023 and 2024 were 3.125% and 3.125%, respectively.